APPENDIX I                        UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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1 . Name and address of issuer:
                              Firsthand Funds
                              125 South Market, Suite 1200
                              San Jose, CA 95113

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2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



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3. Investment Company Act 811-8268
   File Number:
   Securities Act File        33-73832
   Number

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4(a). Last day of fiscal
year for which this
Form is filed:
December 31, 2003

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4(b). (1) Check box if this
Form is being filed late
(ie., more than 90
calendar days after the
end of the
fiscal year). (See Instruction A.2)

Note: If the Form is being
filed late, interest must
be paid on the
registration fee due.

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

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4(c). [ ] Check box if this is the last time the issuer will be filing this
Form.

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
5. Calculation of registration fee:

            (i) Aggregate sale price of securities sold during the fiscal year
                pursuant to section 24(f):                                                         $356,193,685
                                                                                                   ------------

           (ii) Aggregate price of securities redeemed or repurchased
                during the fiscal year:                                         $340,829,394
                                                                                ------------

          (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
                11, 1995 that were not previously used to reduce registration
                fees payable to the Commission:                                 $645,081,785
                                                                                ------------

           (iv) Total available redemption credits [add Item 5(ii) and 5(iii):                     $(985,911,179)
                                                                                                   --------------

            (v) Net sales - If Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:                                                         $0
                                                                                                   --------------

           (vi) Redemption credits available for use in future years           $(629,717,494)
                                                                               -------------
                - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:

          (vii) Multiplier for determining registration fee (See
                Instruction C.9):                                       x                             $0.0001267
                                                                                                   --------------

         (viii) Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter 'O' if no fee is due):                   =                                     $0
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6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before  [effective date of rescission of rule 24e-2],  then report the
amount  of  securities   (number  of  shares  or  other  units)  deducted  here:
____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining  unsold at the end of the fiscal year for which this form is filed that are  available  for use by the  issuer in future  fiscal years, then state that number here: ________________________.

7. 'Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                        +                                     $0
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8. Total of the amount of the  registration  fee due plus any interest due [line
5(vii) plus line 7]:
                                                                        =                                   None
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

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

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9.  Date  the  registration  fee  and  any  interest  payment  was  sent  to the
Commission's lockbox depository:

    Method of Delivery:
                       [ ] Wire Transfer
                       [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title.)*       /s/ Omar Billawala, Treasurer Firsthand Funds
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                                   Omar Billawala, Treasurer Firsthand Funds
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      Date 03/24/2004

  *Please print the name and title of the signing officer below the signature.